UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09177

Catholic Funds Inc
(Exact name of registrant as specified in charter)

1100 W Wells St
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Catholic Funds Inc
1100 W Wells St
Milwaukee, WI 53233
(Name and address of agent for service)

(877) 222-2402
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Catholic Equity Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.13%
Consumer Discretionary - 9.90%
Amazon.Com, Inc. (a)	1,865	$72,138
AutoNation, Inc. (a)	10,790	231,338
Carnival Corporation (b)	1,565	65,323
Central European Media Enterprises (a)(b)	745	47,077
Comcast Corporation - Class A (a)	17,380	569,021
Darden Restaurants, Inc.	7,625	300,425
Federated Department Stores, Inc.	8,350	305,610
General Motors Corporation	245	7,298
The Goodyear Tire & Rubber Company (a)	5,500	61,050
Harley-Davidson, Inc.	1,515	83,158
Harrah's Entertainment, Inc.	1,570	111,753
Hasbro, Inc.	290	5,252
The Home Depot, Inc.	18,120	648,515
J.C. Penney Company, Inc. - Holding Company	6,155	415,524
Kohl's Corporation (a)	1,750	103,460
Limited Brands	9,160	234,404
Lowe's Companies, Inc.	2,795	169,573
Newell Rubbermaid Inc.	10,155	262,304
News Corporation - Class A	11,235	215,487
Omnicom Group Inc.	2,390	212,925
Payless Shoesource, Inc. (a)	6,980	189,647
Target Corporation	2,570	125,596
Time Warner Inc.	17,890	309,497
TRW Automotive Holdings Corp. (a)	2,985	81,431
Univision Communications Inc. - Class A (a)	1,795	60,132
Viacom Inc (a)	5,610	201,062
The Walt Disney Company	10,400	312,000
Whirlpool Corporation	2,400	198,360
		5,599,360
Consumer Staples - 9.18%
Altria Group, Inc.	15,150	1,112,464
Avon Products, Inc.	1,980	61,380
The Coca-Cola Company	17,945	771,994
CVS Corporation	3,630	111,441
Kellogg Company	5,035	243,845
The Kroger Co.	12,220	267,129
The Pepsi Bottling Group, Inc.	4,200	135,030
PepsiCo, Inc.	9,865	592,295
The Procter & Gamble Company	18,395	1,022,762
Safeway Inc.	9,875	256,750
Spectrum Brands, Inc. (a)	2,490	32,171
SUPERVALU INC.	462	14,183
Wal-Mart Stores, Inc.	11,875	572,019
		5,193,463
Energy - 10.36%
Anadarko Petroleum Corporation	9,480	452,101
ChevronTexaco Corporation	19,239	1,193,972
ConocoPhillips	7,534	493,703
Devon Energy Corporation	1,495	90,313
Exxon Mobil Corporation	30,748	1,886,390
Halliburton Company	1,835	136,175
Hess Corp.	4,290	226,727
National-Oilwell Varco Inc. (a)	1,100	69,652
Occidental Petroleum Corporation	2,600	266,630
Schlumberger Limited (b)	9,920	645,891
Valero Energy Corporation	3,105	206,545
Veritas DGC, Inc. (a)	3,810	196,520
		5,864,619
Financials - 22.17%
The Allstate Corporation	2,545	139,288
American Express Company	8,980	477,916
American Financial Group Inc.	4,780	205,062
American International Group, Inc.	24,267	1,432,966
Ameriprise Financial Inc.	3,115	139,147
Aon Corporation	4,660	162,261
Bank of America Corporation	11,195	538,479
The Bank of New York Company, Inc.	3,490	112,378
The Bear Stearns Companies Inc.	1,370	191,910
Capital One Financial Corporation	815	69,642
CapitalSource, Inc.	2,250	52,785
Citigroup Inc.	29,840	1,439,482
Comerica Incorporated	2,530	131,535
Countrywide Financial Corporation	2,943	112,069
Fannie Mae	5,495	264,309
The Goldman Sachs Group, Inc.	3,800	571,634
JPMorgan Chase & Co.	22,910	962,220
Lehman Brothers Holdings Inc.	5,770	375,915
Lincoln National Corporation	2,880	162,547
Loews Corporation	2,290	81,181
Merrill Lynch & Co., Inc.	1,545	107,470
MoneyGram International, Inc.	5,390	182,991
Moody's Corporation	820	44,657
Morgan Stanley	1,525	96,395
Principal Financial Group, Inc.	16,995	945,772
Prudential Financial, Inc.	2,200	170,940
Rayonier, Inc.	10,335	391,800
The St. Paul Travelers Companies, Inc.	2,956	131,778
U.S. Bancorp	25,890	799,483
Wachovia Corporation	14,219	768,964
Washington Mutual, Inc.	12,145	553,569
Wells Fargo & Company	10,895	730,837
		12,547,382
Health Care - 12.68%
Abbott Laboratories	10,805	471,206
Aetna Inc.	5,575	222,610
Allergan, Inc.	365	39,150
Baxter International Inc.	10,775	396,089
Biogen Idec Inc. (a)	5,385	249,487
Biovail Corp. (b)	3,600	84,276
Boston Scientific Corporation (a)	5,085	85,631
Bristol-Myers Squibb Company	10,045	259,764
Cardinal Health, Inc.	770	49,534
Caremark Rx, Inc. (a)	1,455	72,561
CIGNA Corporation	2,080	204,901
Dade Behring Holdings, Inc.	1,835	76,409
Eli Lilly and Company	12,230	675,952
Fisher Scientific International Inc. (a)	2,470	180,433
Johnson & Johnson	27,290	1,635,217
King Pharmaceuticals, Inc. (a)	9,990	169,830
Laboratory Corporation of America Holdings (a)	4,560	283,769
McKesson Corporation	1,445	68,320
MedImmune, Inc. (a)	1,090	29,539
Medtronic, Inc.	9,520	446,678
Merck & Co. Inc.	16,160	588,709
MGI Pharma, Inc. (a)	2,955	63,532
OSI Pharmaceuticals, Inc. (a)	1,500	49,440
Schering-Plough Corporation	6,065	115,417
WellPoint Inc. (a)	4,430	322,371
Wyeth	6,470	287,333
Zimmer Holdings, Inc. (a)	850	48,212
		7,176,370
Industrials - 11.97%
3M Co.	6,455	521,370
Alaska Air Group, Inc. (a)	2,510	98,944
Albany International Corp.	4,145	175,707
Allied Waste Industries, Inc. (a)	4,365	49,586
The Boeing Company	5,355	438,628
Burlington Northern Santa Fe Corporation	3,360	266,280
Caterpillar Inc.	75	5,586
Cendant Corporation	345	5,620
Cooper Industries Ltd. - Class A (b)	1,420	131,946
Crane Co.	2,635	109,616
CSX Corporation	8,045	566,690
General Electric Company	69,885	2,303,410
Honeywell International Inc.	135	5,441
Norfolk Southern Corporation	4,610	245,344
Roper Industries, Inc.	1,060	49,555
SPX Corp.	7,795	436,130
Textron Inc.	5,665	522,200
United Parcel Service, Inc. - Class B	6,355	523,207
United Technologies Corporation	4,975	315,515
		6,770,775
Information Technology - 14.65%
Advanced Micro Devices, Inc. (a)	4,670	114,041
Agere Systems, Inc. (a)	4,120	60,564
Analog Devices, Inc.	1,955	62,834
Apple Computer, Inc. (a)	5,465	312,161
Broadcom Corporation - Class A (a)	2,140	64,307
Cadence Design Systems, Inc. (a)	8,860	151,949
Ceridian Corp. (a)	11,765	287,537
CheckFree Corp. (a)	1,575	78,057
Cisco Systems, Inc. (a)	35,150	686,479
Computer Sciences Corporation (a)	4,560	220,886
Comverse Technology, Inc. (a)	1,790	35,388
Corning Incorporated (a)	5,265	127,360
Cypress Semiconductor Corp. (a)	330	4,798
Earthlink, Inc. (a)	23,775	205,891
Electronic Data Systems Corporation	8,705	209,442
EMC Corporation (a)	11,220	123,083
Google, Inc. (a)	450	188,699
Hewlett-Packard Company	22,872	724,585
Imation Corp.	2,110	86,616
Intel Corporation	14,435	273,543
KLA-Tencor Corporation	1,785	74,202
Lexmark International, Inc. (a)	2,490	139,017
Maxim Integrated Products, Inc.	3,400	109,174
Microsoft Corporation	59,365	1,383,205
Motorola, Inc.	12,230	246,435
NCR Corporation (a)	3,000	109,920
NVIDIA Corporation (a)	2,260	48,115
ON Semiconductor Corp. (a)	15,085	88,700
Oracle Corporation (a)	31,795	460,710
QUALCOMM Inc.	7,575	303,530
Research In Motion Ltd. (a)(b)	935	65,235
Seagate Technology (b)	4,650	105,276
Sybase, Inc. (a)	4,005	77,697
Symantec Corporation (a)	2,022	31,422
Tessera Technologies, Inc. (a)	2,895	79,613
Texas Instruments Incorporated	12,165	368,478
Vishay Intertechnology, Inc. (a)	3,710	58,358
Western Digital Corp. (a)	8,490	168,187
Yahoo! Inc. (a)	10,675	352,275
		8,287,769
Materials - 2.62%
Alpha Natural Resources, Inc. (a)	2,570	50,423
Crown Holdings, Inc. (a)	6,675	103,930
Freeport-McMoRan Copper & Gold, Inc. - Class B	700	38,787
Goldcorp, Inc. (b)	1,685	50,921
International Paper Company	8,430	272,289
Monsanto Company	530	44,621
Newmont Mining Corporation	530	28,053
Pactiv Corporation (a)	2,720	67,320
Phelps Dodge Corporation	2,200	180,752
PPG Industries, Inc.	3,750	247,500
Praxair, Inc.	3,015	162,810
Sonoco Products Co.	2,660	84,189
Temple-Inland Inc.	3,580	153,474
		1,485,069
Telecommunication Services - 3.20%
At&t, Inc.	9,872	275,330
BellSouth Corporation	12,105	438,201
CenturyTel, Inc.	1,425	52,939
Qwest Communications International Inc. (a)	7,685	62,172
Verizon Communications Inc.	29,312	981,659
		1,810,301
Utilities - 2.40%
American Electric Power Company, Inc.	8,655	296,434
Edison International	6,970	271,830
FirstEnergy Corp.	6,965	377,573
PG&E Corporation	5,880	230,966
TECO Energy, Inc.	12,210	182,417
		1,359,220
TOTAL COMMON STOCKS (Cost $51,636,077)		$56,094,328

	Principal
	Amount
SHORT TERM INVESTMENTS - 0.70%
Investment Companies - 0.70%
First American Prime Obligations -
Class Y, 4.700%, 12/31/2055	$395,175	$395,175
TOTAL SHORT TERM INVESTMENTS (Cost $395,175)		$395,175
Total Investments (Cost $52,031,252) - 99.83%		$56,489,503
Other Assets in Excess of Liabilities - 0.17%		96,421
TOTAL NET ASSETS - 100.00%		$56,585,924

(a) Non-income producing security.
(b) Foreign-issued security.

The Catholic Equity Fund
Schedule of Futures Contracts
June 30, 2006 (Unaudited)

		Unrealized
Futures Contracts Purchased	Contracts	Appreciation

S&P 500 Index E-mini Futures Contracts Expiring
September 2006 (Underlying Face Amount at
Market Value $447,790)	7	$11,400
Total Futures Contracts Purchased		$11,400

The cost basis of investments for federal income tax purposes at December 31, 2005, was as follows*:

Cost of investments	$48,543,960

Gross unrealized appreciation	$9,304,911
Gross unrealized depreciation	(3,449,650)
Net unrealized appreciation	$5,855,261

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Catholic Funds, Inc.

By /s/ Daniel J. Steininger
Daniel J. Steininger, President

Date August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Daniel J. Steininger
Daniel J. Steininger, President

Date August 10, 2006

By /s/ Allan G. Lorge
Allan G. Lorge,
Vice President, Secretary and CFO

Date August 10, 2006